Statements of Changes in Stockholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2019 shares
Statement of Stockholders' Equity [Abstract]
Retroactively restated to reflect forfeiture shares of Class B common stock	2,875,000
Retroactively restated to reflect stock dividend shares of Class B common stock	2,300,000